INVENTORIES - Summary of Inventories (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021
Inventories [Abstract]
Work in progress, net	$ 1,074	$ 916
Raw materials and supplies, net	268	205
Total	$ 1,342	$ 1,121